Note 11 Non trading financial assets at fair value through profit or loss mandatorily measured at fair value (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Line Items]
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	€ 10,539	€ 9,782	€ 7,963
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	192	407	484
Loans and advances at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	541	358	290
Financial assets at fair value through profit or loss, mandatorily measured at fair value	€ 11,272	€ 10,546	€ 8,737